Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenues [Abstract]
Revenue from product sales and services	$ 1,339,541	$ 1,247,424	$ 1,137,196
Cost of Revenue [Abstract]
Cost of product sales and services	(934,808)	(847,673)	(804,131)
Gross Profit	404,733	399,751	333,065
Operating Expenses [Abstract]
General and administrative expense	(193,816)	(169,617)	(144,771)
Sales and marketing expense	(136,009)	(142,441)	(135,208)
Research and development expense	(15,877)	(19,990)	(22,897)
Total operating expenses	(345,702)	(332,048)	(302,876)
Other operating income	8,406	2,361	10,079
Other operating expense	(591)	(860)	(3,113)
Interest expense	(57,580)	(55,377)	(42,518)
Income (loss) before income taxes	9,266	13,827	(5,363)
Income tax (expense) benefit	(1,382)	(7,417)	18,394
Net income	7,884	6,410	13,031
Net income attributable to non‑controlling interest	1,749	4,247	1,392
Net income attributable to Evoqua Water Technologies Corp.	$ 6,135	$ 2,163	$ 11,639
Basic (loss) earnings per common share (in dollars per share)	$ 0.05	$ 0.02	$ 0.11
Diluted (loss) earnings per common share (in dollars per share)	$ 0.05	$ 0.02	$ 0.11
Product
Revenues [Abstract]
Revenue from product sales and services	$ 755,445	$ 674,997	$ 587,087
Cost of Revenue [Abstract]
Cost of product sales and services	(499,846)	(445,890)	(407,354)
Service
Revenues [Abstract]
Revenue from product sales and services	584,096	572,427	550,109
Cost of Revenue [Abstract]
Cost of product sales and services	$ (434,962)	$ (401,783)	$ (396,777)